Segment information (Tables)	6 Months Ended
Jun. 30, 2022
Operating Segments [Abstract]
Summary of Information by Segment
INFORMATION BY SEGMENT

Quarters			$ million	Half year
Q2 2022	Q1 2022	Q2 2021		2022	2021
			Third-party revenue
12,403	14,074	5,537	Integrated Gas	26,477	11,559
2,253	1,531	2,281	Upstream	3,784	4,217
34,121	26,136	20,165	Marketing	60,257	36,742
39,793	33,420	28,861	Chemicals and Products	73,213	54,752
11,477	9,026	3,658	Renewables and Energy Solutions	20,503	8,885
12	16	12	Corporate	28	26
100,059	84,204	60,515	Total third-party revenue¹	184,263	116,181
			Inter-segment revenue
4,176	3,532	1,871	Integrated Gas	7,708	3,470
13,951	11,940	8,793	Upstream	25,892	15,852
153	101	55	Marketing	254	108
718	667	505	Chemicals and Products	1,385	875
1,522	1,242	785	Renewables and Energy Solutions	2,764	1,668
—	—	—	Corporate	—	—
			CCS earnings
8,103	3,079	969	Integrated Gas	11,183	3,421
6,391	3,095	2,458	Upstream	9,486	3,370
836	165	977	Marketing	1,000	1,633
2,131	1,072	(508)	Chemicals and Products	3,203	152
(173)	(1,536)	(564)	Renewables and Energy Solutions	(1,709)	(282)
(529)	(736)	(592)	Corporate	(1,264)	(1,124)
16,759	5,140	2,741	Total CCS earnings	21,899	7,171
1. Includes revenue from sources other than from contracts with customers, which mainly comprises the impact of fair value accounting of commodity derivatives. Second quarter 2022 included income of $3,477 million(Q1 2022: $1,700 million losses; Q2 2021: $340 million losses). This amount includes both the reversal of prior losses of $2,094 million (Q1 2022: $2,867 million losses; Q2 2021: $374 million losses) related to sales contracts and prior gains of $1,982 million (Q1 2022: $2,137 million gains; Q2 2021: $434 million gains) related to purchase contracts that were previously recognised and where physical settlement took place in the second quarter 2022.
Summary of Reconciliation of CCS Earnings to Income
RECONCILIATION OF INCOME FOR THE PERIOD TO CCS EARNINGS

Quarters			$ million	Half year
Q2 2022	Q1 2022	Q2 2021		2022	2021
18,040	7,116	3,428	Income/(loss) attributable to Shell plc shareholders	25,156	9,087
198	203	131	Income/(loss) attributable to non-controlling interest	401	255
18,238	7,319	3,559	Income/(loss) for the period	25,557	9,343
			Current cost of supplies adjustment:
(1,929)	(2,794)	(994)	Purchases	(4,723)	(2,625)
496	682	208	Taxation	1,178	562
(46)	(68)	(33)	Share of profit/(loss) of joint ventures and associates	(114)	(108)
(1,479)	(2,180)	(818)	Current cost of supplies adjustment	(3,659)	(2,172)
			of which:
(1,363)	(2,090)	(793)	Attributable to Shell plc shareholders	(3,453)	(2,108)
(116)	(89)	(25)	Attributable to non-controlling interest	(205)	(64)
16,759	5,140	2,741	CCS earnings	21,899	7,171
			of which:
16,677	5,026	2,634	CCS earnings attributable to Shell plc shareholders	21,703	6,980
82	114	106	CCS earnings attributable to non-controlling interest	196	191